Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Detailed Information About Employee Costs Explanatory [Table Text Block]

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Wages, salaries incl. other pension costs	244.3	244.6	257.6
Social security costs	38.5	38.4	40.5

Total	282.8	283.0	298.1

Disclosure Of Number Of Employees Explanatory [Table Text Block]
The average number of employees is as follows:

(number of employees)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Manufacturing (incl. Logistics)	835	759	750
Sales, Marketing and Technicians	1,765	1,841	1,893
Research and Development	496	484	526
Administration	582	601	601

Total	3,678	3,685	3,770